General and Administrative	12 Months Ended
Dec. 31, 2020
General And Administrative Disclosure [Abstract]
GENERAL AND ADMINISTRATIVE

NOTE 13 - GENERAL AND ADMINISTRATIVE

	Year ended
	December 31,
	2020	2019	2018
	USD in thousands

Payroll and related expenses (*)	1,342	1,534	1,776
Share-based payments to service providers	128	75	179
Professional services	926	1,151	1,071
Directors fees and insurance (**)	348	404	361
Travel expenses	14	41	54
Rent and office maintenance	146	195	131
Other	101	69	124
	3,005	3,469	3,696

(*)	Includes share-based payment of $389, $625, and $893 in 2020, 2019 and 2018, respectively.
(**)	Includes share-based payment of $113 $156 and $151 in 2020, 2019 and 2018, respectively.